Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Balanced Portfolio
September 30, 2022
VIPBAL-NPRT3-1122
1.808794.118
Common Stocks - 66.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	280,199	4,298,253
Liberty Global PLC Class C (a)	279,163	4,606,190
		8,904,443
Entertainment - 1.1%
Activision Blizzard, Inc.	213,175	15,847,430
Cinemark Holdings, Inc. (a)(b)	142,782	1,729,090
Netflix, Inc. (a)	101,558	23,910,816
Sea Ltd. ADR (a)	76,900	4,310,245
Take-Two Interactive Software, Inc. (a)	48,818	5,321,162
The Walt Disney Co. (a)	136,332	12,860,198
Warner Bros Discovery, Inc. (a)	8,928	102,672
		64,081,613
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (a)	786,760	75,253,594
Class C (a)	700,540	67,356,921
Meta Platforms, Inc. Class A (a)	454,042	61,604,419
Snap, Inc. Class A (a)	738,049	7,247,641
Tongdao Liepin Group (a)	1,322,233	1,225,371
Twitter, Inc. (a)	90,900	3,985,056
		216,673,002
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	191,245	1,114,958
Comcast Corp. Class A	349,409	10,248,166
Liberty Broadband Corp.:
Class A (a)	78,900	5,885,940
Class C (a)	62,600	4,619,880
		21,868,944
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	123,451	16,563,421
TOTAL COMMUNICATION SERVICES		328,091,423
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.0%
Adient PLC (a)	108,000	2,997,000
Automobiles - 1.4%
Ferrari NV	20,100	3,718,500
Tesla, Inc. (a)	276,500	73,341,625
		77,060,125
Distributors - 0.1%
LKQ Corp.	109,500	5,162,925
Hotels, Restaurants & Leisure - 1.0%
ARAMARK Holdings Corp.	24,200	755,040
Booking Holdings, Inc. (a)	9,200	15,117,532
Caesars Entertainment, Inc. (a)	97,100	3,132,446
Churchill Downs, Inc.	45,900	8,452,485
Domino's Pizza, Inc.	16,700	5,180,340
Marriott International, Inc. Class A	109,400	15,331,316
McDonald's Corp.	40,700	9,391,118
Sweetgreen, Inc. Class A	11,200	207,200
		57,567,477
Household Durables - 0.2%
Lennar Corp. Class A	113,600	8,468,880
Mohawk Industries, Inc. (a)	30,500	2,781,295
		11,250,175
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	1,226,300	138,571,900
Cazoo Group Ltd. (a)(c)	56,400	25,944
Deliveroo PLC Class A (a)(d)	71,200	66,934
eBay, Inc.	229,700	8,455,257
Uber Technologies, Inc. (a)	312,747	8,287,796
		155,407,831
Multiline Retail - 0.4%
Dollar General Corp.	79,100	18,972,926
Nordstrom, Inc.	158,405	2,650,116
Ollie's Bargain Outlet Holdings, Inc. (a)	18,300	944,280
		22,567,322
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	17,400	1,946,886
Industria de Diseno Textil SA (b)	231,400	4,775,318
Lowe's Companies, Inc.	181,200	34,031,172
The Home Depot, Inc.	64,108	17,689,962
TJX Companies, Inc.	337,480	20,964,258
		79,407,596
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	46,400	1,783,616
LVMH Moet Hennessy Louis Vuitton SE	4,000	2,358,299
NIKE, Inc. Class B	83,030	6,901,454
PVH Corp.	50,400	2,257,920
Tapestry, Inc.	254,600	7,238,278
		20,539,567
TOTAL CONSUMER DISCRETIONARY		431,960,018
CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	5,700	1,844,805
Celsius Holdings, Inc. (a)	17,500	1,586,900
Constellation Brands, Inc. Class A (sub. vtg.)	62,500	14,355,000
Duckhorn Portfolio, Inc. (a)	56,300	812,409
Keurig Dr. Pepper, Inc.	57,417	2,056,677
Monster Beverage Corp. (a)	135,626	11,794,037
PepsiCo, Inc.	167,700	27,378,702
Pernod Ricard SA	15,200	2,788,503
The Coca-Cola Co.	612,500	34,312,250
		96,929,283
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	183,400	4,559,324
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	83,800	3,373,597
Cake Box Holdings PLC	53,343	71,563
Costco Wholesale Corp.	57,800	27,297,206
Grocery Outlet Holding Corp. (a)	25,700	855,553
Sysco Corp.	78,800	5,571,948
U.S. Foods Holding Corp. (a)	243,500	6,438,140
Walmart, Inc.	222,600	28,871,220
		77,038,551
Food Products - 0.7%
Bunge Ltd.	18,000	1,486,260
Darling Ingredients, Inc. (a)	28,400	1,878,660
Freshpet, Inc. (a)(b)	53,700	2,689,833
Hotel Chocolat Group Ltd. (a)	30,400	40,615
Lamb Weston Holdings, Inc.	40,900	3,164,842
Local Bounti Corp. (a)	165,565	470,205
McCormick & Co., Inc. (non-vtg.) (b)	76,800	5,473,536
Mondelez International, Inc.	257,700	14,129,691
Sovos Brands, Inc.	83,900	1,194,736
The Hershey Co.	32,200	7,099,134
TreeHouse Foods, Inc. (a)	41,900	1,777,398
		39,404,910
Household Products - 0.9%
Procter & Gamble Co.	379,600	47,924,500
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	32,200	6,951,980
Olaplex Holdings, Inc.	17,600	168,080
The Honest Co., Inc. (a)	29,100	101,850
		7,221,910
TOTAL CONSUMER STAPLES		268,519,154
ENERGY - 3.1%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (a)	197,500	2,516,150
Halliburton Co.	161,200	3,968,744
Schlumberger Ltd.	301,800	10,834,620
Weatherford International PLC (a)	72,900	2,353,941
		19,673,455
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.	278,900	12,982,423
Delek U.S. Holdings, Inc.	49,400	1,340,716
Exxon Mobil Corp.	755,700	65,980,167
Genesis Energy LP	381,300	3,507,960
Hess Corp.	163,500	17,819,865
Imperial Oil Ltd.	283,900	12,292,365
Kosmos Energy Ltd. (a)	922,400	4,768,808
MEG Energy Corp. (a)	1,064,400	11,912,711
Phillips 66 Co.	64,626	5,216,611
Tourmaline Oil Corp.	131,900	6,854,961
Valero Energy Corp.	100,000	10,685,000
		153,361,587
TOTAL ENERGY		173,035,042
FINANCIALS - 7.0%
Banks - 3.5%
Bank of America Corp.	2,029,063	61,277,703
BankUnited, Inc.	26,000	888,420
BNP Paribas SA	73,323	3,097,109
Citizens Financial Group, Inc.	97,436	3,347,901
Comerica, Inc.	55,701	3,960,341
Eurobank Ergasias Services and Holdings SA (a)	3,670,426	3,063,750
JPMorgan Chase & Co.	186,674	19,507,433
M&T Bank Corp.	59,286	10,453,308
Piraeus Financial Holdings SA (a)	846,179	853,478
PNC Financial Services Group, Inc.	51,132	7,640,143
Signature Bank	22,785	3,440,535
Silvergate Capital Corp. (a)	7,800	587,730
Societe Generale Series A	180,546	3,570,496
Starling Bank Ltd. Series D (a)(c)(e)	756,521	1,942,795
Sumitomo Mitsui Financial Group, Inc.	74,100	2,054,162
SVB Financial Group (a)	9,659	3,243,299
U.S. Bancorp	323,601	13,047,592
UniCredit SpA	368,507	3,730,797
Wells Fargo & Co.	1,310,214	52,696,807
		198,403,799
Capital Markets - 1.1%
Bank of New York Mellon Corp.	444,943	17,139,204
BlackRock, Inc. Class A	19,926	10,964,879
Cboe Global Markets, Inc.	19,257	2,260,194
Goldman Sachs Group, Inc.	16,033	4,698,471
Intercontinental Exchange, Inc.	100,238	9,056,503
State Street Corp.	178,716	10,867,720
StepStone Group, Inc. Class A	105,768	2,592,374
Virtu Financial, Inc. Class A	161,873	3,362,102
		60,941,447
Consumer Finance - 0.4%
American Express Co.	82,702	11,157,327
Capital One Financial Corp.	70,969	6,541,213
OneMain Holdings, Inc.	127,021	3,749,660
Shriram Transport Finance Co. Ltd.	99,929	1,467,956
		22,916,156
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(e)	915,084	1,583,095
Berkshire Hathaway, Inc.:
Class A (a)	13	5,284,110
Class B (a)	44,792	11,960,360
Jumo World Ltd. (a)(e)	176	700,751
		19,528,316
Insurance - 1.7%
Arthur J. Gallagher & Co.	54,788	9,380,801
Assurant, Inc.	20,781	3,018,856
Chubb Ltd.	26,300	4,783,444
Globe Life, Inc.	72,315	7,209,806
Hartford Financial Services Group, Inc.	175,505	10,870,780
Marsh & McLennan Companies, Inc.	108,576	16,209,311
Prudential PLC	68,791	673,301
The Travelers Companies, Inc.	267,613	40,998,312
		93,144,611
TOTAL FINANCIALS		394,934,329
HEALTH CARE - 10.2%
Biotechnology - 1.7%
Amgen, Inc.	144,578	32,587,881
Legend Biotech Corp. ADR (a)	139,108	5,675,606
Regeneron Pharmaceuticals, Inc. (a)	32,483	22,376,564
Vertex Pharmaceuticals, Inc. (a)	116,463	33,720,697
		94,360,748
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	278,244	26,922,889
Boston Scientific Corp. (a)	839,535	32,515,191
Edwards Lifesciences Corp. (a)	91,741	7,580,559
ResMed, Inc.	82,760	18,066,508
		85,085,147
Health Care Providers & Services - 3.4%
agilon health, Inc. (a)	506,944	11,872,628
AmerisourceBergen Corp.	182,589	24,709,769
Humana, Inc.	69,797	33,864,806
Option Care Health, Inc. (a)	519,953	16,362,921
Surgery Partners, Inc. (a)	411,770	9,635,418
UnitedHealth Group, Inc.	188,607	95,254,079
		191,699,621
Life Sciences Tools & Services - 0.9%
IQVIA Holdings, Inc. (a)	30,800	5,579,112
Thermo Fisher Scientific, Inc.	90,599	45,950,907
		51,530,019
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	373,147	20,463,381
Bristol-Myers Squibb Co.	279,412	19,863,399
Eli Lilly & Co.	179,877	58,163,228
Roche Holding AG (participation certificate)	49,666	16,167,911
Royalty Pharma PLC	588,228	23,635,001
Zoetis, Inc. Class A	87,793	13,018,824
		151,311,744
TOTAL HEALTH CARE		573,987,279
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	186,800	5,777,724
Lockheed Martin Corp.	56,770	21,929,683
Northrop Grumman Corp.	21,870	10,285,898
Raytheon Technologies Corp.	74,377	6,088,501
Space Exploration Technologies Corp. Class A (a)(c)(e)	17,000	1,190,000
The Boeing Co. (a)	124,017	15,015,978
		60,287,784
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	35,323	5,706,077
Airlines - 0.1%
Delta Air Lines, Inc. (a)	206,700	5,800,002
Building Products - 0.4%
Trane Technologies PLC	153,994	22,299,871
Electrical Equipment - 0.6%
AMETEK, Inc.	187,853	21,304,409
Emerson Electric Co.	191,600	14,028,952
		35,333,361
Industrial Conglomerates - 0.5%
General Electric Co.	276,689	17,129,816
Honeywell International, Inc.	71,716	11,974,421
		29,104,237
Machinery - 1.6%
Caterpillar, Inc.	74,425	12,211,654
Deere & Co.	20,100	6,711,189
Dover Corp.	155,900	18,174,822
Fortive Corp.	415,940	24,249,302
Ingersoll Rand, Inc.	277,500	12,004,650
Parker Hannifin Corp.	68,601	16,622,708
		89,974,325
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	94,008	1,164,759
Equifax, Inc.	25,330	4,342,322
		5,507,081
Road & Rail - 0.7%
CSX Corp.	735,162	19,584,716
Norfolk Southern Corp.	55,029	11,536,830
Old Dominion Freight Lines, Inc.	46,100	11,468,297
		42,589,843
TOTAL INDUSTRIALS		296,602,581
INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	170,900	11,443,464
IT Services - 2.6%
Accenture PLC Class A	17,200	4,425,560
Affirm Holdings, Inc. (a)(b)	54,700	1,026,172
Block, Inc. Class A (a)	135,500	7,451,145
Capgemini SA	48,500	7,764,877
Cognizant Technology Solutions Corp. Class A	283,300	16,272,752
Dlocal Ltd. (a)	237,900	4,881,708
EPAM Systems, Inc. (a)	21,400	7,750,866
MasterCard, Inc. Class A	32,600	9,269,484
MongoDB, Inc. Class A (a)	38,000	7,545,280
PayPal Holdings, Inc. (a)	53,874	4,636,935
Snowflake, Inc. (a)	25,800	4,384,968
Thoughtworks Holding, Inc.	185,397	1,944,815
Twilio, Inc. Class A (a)	51,900	3,588,366
Visa, Inc. Class A	323,032	57,386,635
Wix.com Ltd. (a)	54,200	4,240,066
Worldline SA (a)(d)	104,794	4,142,058
		146,711,687
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	65,000	4,118,400
ASML Holding NV (Netherlands)	15,000	6,214,186
Lam Research Corp.	39,600	14,493,600
Marvell Technology, Inc.	188,572	8,091,625
MediaTek, Inc.	213,000	3,688,341
Microchip Technology, Inc.	250,500	15,288,015
Micron Technology, Inc.	379,700	19,022,970
NVIDIA Corp.	405,300	49,199,367
NXP Semiconductors NV	76,412	11,271,534
Renesas Electronics Corp. (a)	1,179,500	9,888,031
Silergy Corp.	143,000	1,891,986
SolarEdge Technologies, Inc. (a)	35,400	8,193,684
Taiwan Semiconductor Manufacturing Co. Ltd.	1,153,000	15,249,365
		166,611,104
Software - 7.0%
Adobe, Inc. (a)	100,100	27,547,520
Autodesk, Inc. (a)	72,100	13,468,280
Black Knight, Inc. (a)	20,658	1,337,192
CCC Intelligent Solutions Holdings, Inc. (a)(c)	36,613	333,178
Coupa Software, Inc. (a)	53,100	3,122,280
Cvent Holding Corp. (a)(c)	117,171	615,148
Elastic NV (a)	43,900	3,149,386
Epic Games, Inc. (a)(c)(e)	1,812	1,557,613
Five9, Inc. (a)	58,900	4,416,322
HubSpot, Inc. (a)	31,300	8,454,756
Intuit, Inc.	58,900	22,813,148
Microsoft Corp.	1,108,100	258,076,486
Otonomo Technologies Ltd. (a)	105,387	29,719
Salesforce.com, Inc. (a)	195,100	28,063,184
Stripe, Inc. Class B (a)(c)(e)	19,953	475,081
Synopsys, Inc. (a)	43,100	13,167,481
Workday, Inc. Class A (a)	44,200	6,728,124
		393,354,898
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,687,564	233,221,345
TOTAL INFORMATION TECHNOLOGY		951,342,498
MATERIALS - 1.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	33,403	7,773,880
Cabot Corp.	12,600	805,014
CF Industries Holdings, Inc.	89,680	8,631,700
Corteva, Inc.	51,500	2,943,225
DuPont de Nemours, Inc.	67,050	3,379,320
Ecolab, Inc.	35,446	5,119,111
International Flavors & Fragrances, Inc.	44,617	4,052,562
Linde PLC	68,970	18,593,622
LyondellBasell Industries NV Class A	27,600	2,077,728
Olin Corp.	51,830	2,222,470
Sherwin-Williams Co.	31,271	6,402,737
Tronox Holdings PLC	176,000	2,156,000
Valvoline, Inc.	165,300	4,188,702
Westlake Corp.	6,300	547,344
		68,893,415
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,984	2,893,657
Vulcan Materials Co.	18,920	2,983,873
		5,877,530
Containers & Packaging - 0.1%
Aptargroup, Inc.	13,400	1,273,402
Crown Holdings, Inc.	23,020	1,865,311
Greif, Inc. Class A	21,600	1,286,712
Sealed Air Corp.	40,000	1,780,400
		6,205,825
Metals & Mining - 0.4%
Alcoa Corp.	33,730	1,135,352
First Quantum Minerals Ltd.	260,800	4,427,379
Freeport-McMoRan, Inc.	271,651	7,424,222
Glencore PLC	312,100	1,640,091
Newmont Corp.	48,853	2,053,292
Reliance Steel & Aluminum Co.	20,518	3,578,544
		20,258,880
TOTAL MATERIALS		101,235,650
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	2,800	392,532
American Tower Corp.	62,500	13,418,750
Corporate Office Properties Trust (SBI)	88,700	2,060,501
Crown Castle International Corp.	83,900	12,127,745
CubeSmart	77,800	3,116,668
Equinix, Inc.	16,300	9,272,092
Equity Lifestyle Properties, Inc.	99,200	6,233,728
Essex Property Trust, Inc.	15,800	3,827,234
Host Hotels & Resorts, Inc.	218,300	3,466,604
Invitation Homes, Inc.	172,400	5,821,948
Kilroy Realty Corp.	7,900	332,669
Life Storage, Inc.	12,700	1,406,652
Mid-America Apartment Communities, Inc.	38,900	6,032,223
Prologis (REIT), Inc.	111,100	11,287,760
Simon Property Group, Inc.	16,400	1,471,900
Ventas, Inc.	83,500	3,354,195
Washington REIT (SBI)	59,458	1,044,082
Welltower Op	66,300	4,264,416
		88,931,699
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	427,100	4,890,295
WeWork, Inc. (a)	134,800	357,220
		5,247,515
TOTAL REAL ESTATE		94,179,214
UTILITIES - 2.1%
Electric Utilities - 1.4%
Constellation Energy Corp.	107,678	8,957,733
Edison International	79,500	4,498,110
Evergy, Inc.	69,725	4,141,665
Exelon Corp.	202,835	7,598,199
FirstEnergy Corp.	157,100	5,812,700
NextEra Energy, Inc.	297,704	23,342,971
PG&E Corp. (a)	659,219	8,240,238
PPL Corp.	187,300	4,748,055
Southern Co.	211,800	14,402,400
		81,742,071
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	238,300	5,385,580
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	149,783	4,220,885
Dominion Energy, Inc.	158,178	10,931,682
NiSource, Inc.	143,500	3,614,765
Public Service Enterprise Group, Inc.	64,200	3,609,966
Sempra Energy	69,198	10,375,548
		32,752,846
TOTAL UTILITIES		119,880,497
TOTAL COMMON STOCKS (Cost $3,210,528,820)		3,733,767,685

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (c)	36,875	1,795,527

Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (a)(c)(e)	28,064	470,072

TOTAL CONSUMER DISCRETIONARY		2,265,599

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(c)(e)	17,763	894,722
Series B2(c)(e)	8,188	412,430
		1,307,152
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(e)	7,264	638,578

TOTAL INDUSTRIALS		1,945,730

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(c)(e)	60,816	856,289
Xsight Labs Ltd. Series D (a)(c)(e)	65,770	382,781
		1,239,070
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	21,701	3,619,727

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (a)(c)(e)	155,858	1,491,561
GaN Systems, Inc.:
Series F1(c)(e)	14,731	76,896
Series F2(c)(e)	7,778	40,601
		1,609,058
Software - 0.1%
Bolt Technology OU Series E (c)(e)	6,283	856,407
Databricks, Inc.:
Series G(a)(c)(e)	4,461	253,385
Series H(a)(c)(e)	18,642	1,058,866
Skyryse, Inc. Series B (c)(e)	50,000	1,078,000
Stripe, Inc. Series H (a)(c)(e)	6,600	157,146
		3,403,804
TOTAL INFORMATION TECHNOLOGY		9,871,659

TOTAL CONVERTIBLE PREFERRED STOCKS		14,082,988
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	68,071	3,314,530

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	87,327	1,487,179
Gupshup, Inc. (a)(c)(e)	59,838	1,121,364
		2,608,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,923,073
TOTAL PREFERRED STOCKS (Cost $18,025,002)		20,006,061

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.88% to 2.13% 10/6/22 to 10/13/22 (g) (Cost $1,519,213)	1,520,000	1,519,233

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(h) (Cost $345,272)	345,272	345,272

Fixed-Income Funds - 32.6%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $2,157,030,389)	20,214,178	1,840,500,923

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (j)	55,161,881	55,172,914
Fidelity Securities Lending Cash Central Fund 3.10% (j)(k)	11,375,327	11,376,465
TOTAL MONEY MARKET FUNDS (Cost $66,548,869)		66,549,379

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,453,997,565)	5,662,688,553
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,348,153)
NET ASSETS - 100.0%	5,646,340,400

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	76	Dec 2022	13,685,700	(181,988)	(181,988)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,587,008 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,208,992 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,375,337.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967
ABL Space Systems Series B2	10/22/21	556,752
Algolia SAS Series D	7/23/21	820,733
Ant International Co. Ltd. Class C	5/16/18	3,487,731
Astera Labs, Inc. Series C	8/24/21	523,963
Astranis Space Technologies Corp. Series C	3/19/21	1,333,143
Beta Technologies, Inc. Series A	4/09/21	532,233
Bolt Technology OU Series E	1/03/22	1,632,302
ByteDance Ltd. Series E1	11/18/20	2,377,869
Cazoo Group Ltd.	3/28/21	564,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130
Circle Internet Financial Ltd. Series E	5/11/21	1,104,800
Circle Internet Financial Ltd. Series F	5/09/22	1,553,913
Cvent Holding Corp.	7/23/21	1,171,710
Databricks, Inc. Series G	2/01/21	263,746
Databricks, Inc. Series H	8/31/21	1,369,891
Epic Games, Inc.	3/29/21	1,603,620
GaN Systems, Inc. Series F1	11/30/21	124,919
GaN Systems, Inc. Series F2	11/30/21	65,957
GaN Systems, Inc. 0%	11/30/21	345,272
Gupshup, Inc.	6/08/21	1,368,208
Skyryse, Inc. Series B	10/21/21	1,233,999
Space Exploration Technologies Corp. Class A	2/16/21	713,983
Starling Bank Ltd. Series D	6/18/21	1,352,573
Stripe, Inc. Class B	5/18/21	800,682
Stripe, Inc. Series H	3/15/21	264,825
Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	115,602,840	876,054,910	936,484,836	619,771	-	-	55,172,914	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	5,110,773	106,497,068	100,231,376	82,640	-	-	11,376,465	0.0%
Fidelity VIP Investment Grade Central Fund	2,046,910,415	147,973,719	-	55,580,859	-	(354,383,211)	1,840,500,923	84.7%
Total	2,167,624,028	1,130,525,697	1,036,716,212	56,283,270	-	(354,383,211)	1,907,050,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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